Intangible Assets - Other (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets pledged against secured borrowings	$ 143	$ 239